UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23226

Listed Funds Trust
615 East Michigan Street, Milwaukee, Wisconsin 53202

Gregory Bakken, President/Principal Executive Officer
Listed Funds Trust
c/o U.S. Bancorp Fund Services, LLC
811 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

Registrant's telephone number, including area code: (414) 765-4711

Date of fiscal year end: 05/31

Date of reporting period: July 1, 2020 – June 30, 2021

Item 1. Proxy Voting Record.

The Alexis Practical Tactical ETF held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Listed Funds Trust

By (Signature and Title)*   /s/ Gregory Bakken
Gregory Bakken
President/Principal Executive Officer

Date:                  8/27/2021

* Print the name and title of each signing officer under his or her signature.